The Covered Bridge Fund
FUND SUMMARY

THE COVERED BRIDGE FUND

Class A Shares (TCBAX)

Class I Shares (TCBIX)

(a series of Northern Lights Fund Trust III)

Supplement dated September 21, 2017 to the Prospectus dated February 1, 2017

Effective October 1, 2017, the Fund’s adviser, Stonebridge Capital Advisors, LLC (the “Adviser”) has agreed to reduce its management fee from 1.25% to 1.00%. Additionally, the Adviser has agreed to reduce the Fund’s expense limitation applicable to Class A shares from 1.90% to 1.65 and Class I shares from 1.65% to 1.40% of the Fund’s average net assets.

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary” section of the Prospectus.

Fees and Expenses of the Fund:This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a % of amount redeemed if held less than 90 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.75%	0.75%
Acquired Fund Fees and Expenses (2)	0.01%	0.01%
Total Annual Fund Operating Expenses	2.01%	1.76%
Fee Waiver (3)	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	1.41%

(1)	Restated to reflect current contractual management fees.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)	The Fund’s adviser, Stonebridge Capital Advisors, LLC (the “Adviser”), has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until January 31, 2019, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) does not exceed 1.65% and 1.40% of the Fund’s average daily net assets for its Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser.

Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$685	$1,090	$1,520	$2,713
I	$144	$520	$921	$2,044

In addition, the “Investment Adviser” subsection of the section entitled “Management” on page 6 of the Prospectus is replaced with the following:

Investment Adviser:Stonebridge Capital Advisors, LLC, 2550 University Avenue West, Suite 180 South, Saint Paul, Minnesota 55114, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for assuring that investments are made according to the Fund’s investment objective, policies and restrictions. The Adviser was established in 1997 for the purpose of advising individuals and institutions. As of September 30, 2016, the Adviser had approximately $975 million in assets under management.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2019 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) do not exceed 1.65% and 1.40% of the Fund’s average daily net assets for its Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement is available in the Fund’s semi-annual report to shareholders dated March 31, 2016. For the most recent fiscal year ended September 30, 2016, the Fund incurred advisory fees totaling of 0.90% of its average net assets, after waiver.

You should read this Supplement in conjunction with the Prospectus, dated February 1, 2017, which provide information that you should know about the Fund before investing. This document is available upon request and without charge by calling the Fund toll-free at 1-855-525-2151.

Please retain this Supplement for future reference.

Investment Objectives:
The Fund seeks current income and realized gains from writing options with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The Covered Bridge Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a % of amount redeemed if held less than 90 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The Covered Bridge Fund		Class A Shares	Class I Shares
Management Fees	[1]	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.75%	0.75%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.01%	1.76%
Fee Waiver	[3]	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.66%	1.41%
[1]	Restated to reflect current contractual management fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser, Stonebridge Capital Advisors, LLC (the "Adviser"), has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until January 31, 2019, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) does not exceed 1.65% and 1.40% of the Fund's average daily net assets for its Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - The Covered Bridge Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	1,090	1,520	2,713
Class I Shares	144	520	921	2,044

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ending September 30, 2016, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to meet its investment objective by investing, under normal market conditions, in dividend paying equity securities of domestic and foreign large capitalization companies. The Adviser defines large capitalization companies to be those with total average market values of at least $10 billion. The Fund will also sell options on these securities in order to generate income for the Fund from premiums.

The Fund expects to invest up to 20% of the Fund’s assets in foreign securities and the remainder in domestic securities. It is expected that the Fund’s strategy will result in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investing (including through ADRs, EDRs and GDRs) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Written Options Risk: Selling covered call options will limit the Fund’s gain, if any, on its underlying securities. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Performance

The bar chart and performance table show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.thecoveredbridgefund.com or by calling 1-855-525-2151.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	12/31/15	4.79%
Worst Quarter:	9/30/15	(6.62)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - The Covered Bridge Fund	Label	One Year	Since Inception	Inception Date
Class I Shares	Return before taxes	13.31%	7.08%	Oct. 01, 2013
Class I Shares | Return after taxes on distributions		10.39%	4.32%
Class I Shares | Return after taxes on distributions and sale of Fund shares		7.99%	4.39%
Class A Shares	Return before taxes	6.97%	5.03%	Oct. 01, 2013
S&P 500 TR (reflects no deduction for fees, expenses or taxes)		11.96%	11.27%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.